Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2013
Research and Development Expense [Abstract]
Research And Development Expenses, Net
RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31,
	2013	2012	2011
Total expenses	$263,314	$276,458	$288,668
Less – grants and participations	(42,832)	(43,071)	(47,576)
	$220,482	$233,387	$241,092